Significant accounting policies (Details Textual)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Oct. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years	5 years	20 years